Plant and Equipment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Plant and Equipment [Abstract]
Depreciation expense	$ 739,317	$ 722,401	$ 715,751